Note 22 - Sale of Credit Card Loan Receivables and Credit Card Issuing Business for QCBT (Detail) (Subsequent Event [Member], Credit Card Loan Receivables and Credit Card Issuing Business for QCBT [Member], USD $)
12 Months Ended
Dec. 31, 2012
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	$ 10,180,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	435,000
Maximum [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 440,000